Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (457)	$ (460)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,678	1,378
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	1,641	1,337
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,678	1,378
Pension plan [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	(37)	(41)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	(420)	(419)
Other post employment benefit plans [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (420)	$ (419)